Average Annual Total Returns - First Trust NASDAQ ABA Community Bank Index Fund	First Trust NASDAQ ABA Community Bank Index Fund 1 Year	First Trust NASDAQ ABA Community Bank Index Fund 5 Years	First Trust NASDAQ ABA Community Bank Index Fund 10 Years	First Trust NASDAQ ABA Community Bank Index Fund Since Inception	First Trust NASDAQ ABA Community Bank Index Fund Inception Date	First Trust NASDAQ ABA Community Bank Index Fund After tax on distributions 1 Year	First Trust NASDAQ ABA Community Bank Index Fund After tax on distributions 5 Years	First Trust NASDAQ ABA Community Bank Index Fund After tax on distributions 10 Years	First Trust NASDAQ ABA Community Bank Index Fund After tax on distributions Since Inception	First Trust NASDAQ ABA Community Bank Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust NASDAQ ABA Community Bank Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust NASDAQ ABA Community Bank Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust NASDAQ ABA Community Bank Index Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ OMX®ABA Community Bank Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ OMX®ABA Community Bank Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ OMX®ABA Community Bank Index(SM) (reflects no deduction for fees, expenses or taxes) 10 Years	NASDAQ OMX®ABA Community Bank Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Composite 1500® Financials Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Composite 1500® Financials Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Composite 1500® Financials Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P Composite 1500® Financials Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(11.00%)	4.86%	7.86%	9.05%	Jun. 29, 2009	(12.15%)	4.01%	7.11%	8.33%	(6.66%)	3.38%	6.00%	7.10%	(10.36%)	5.53%	8.55%	9.75%	(1.91%)	10.96%	10.76%	12.34%	20.89%	15.43%	13.79%	15.41%